BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Financial effect due to application of IFRS 9
Financial effects due to application of IFRS
Increase (Decrease) in retained earnings before deferred taxes	R$ (364)
IFRS adjustments 15
Financial effects due to application of IFRS
Increase (Decrease) in retained earnings before deferred taxes	R$ 156
Alianca Atlantica Holding B.V. (Alianca)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)		50.00%	50.00%
Companhia AIX de Participacoes
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)		50.00%	50.00%
Companhia ACT de Participacoes (ACT)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)		50.00%	50.00%
Telefonica Data S.A. (TData)
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)			100.00%
Terra Networks
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)		100.00%
TGLog
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)		99.99%
POP Internet Ltda ("POP")
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)		99.99%	99.99%